Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,037,000
Previously Paid Amount	0.00
Total Fee Amount	2,914.56
Total Offset Amount	0.00
Net Fee	2,914.56
Narrative - Max Aggregate Offering Price	$ 19,037,000
Final Prospectus	true